SUBSEQUENT EVENTS	6 Months Ended
Jun. 30, 2022
SUBSEQUENT EVENTS
SUBSEQUENT EVENTS

15.     SUBSEQUENT EVENTS

On August 2, 2022, the Company’s board passed a preliminary plan to divest Changwei System Technology (Shanghai) Co., Ltd., a subsidiary focusing on research and development. On September 1, 2022, the Company sold its 100% ownership interest in Changwei System Technology (Shanghai) Co., Ltd. to two third parties for RMB365. Because this disposition does not represent strategic shift and has no significant effect on the Company’s operations and financial results, therefore, no discontinued operations were presented.

On September 25, 2022, the Company entered into an investment agreement with Shanghai Stonedrop Investment Management center (an existing shareholder of the Company) who agreed to invest a total of US$15,000 in the Company in five installments: US$3,000 in the fourth quarter of 2022, US$3,000 in the second quarter of 2023, US$3,000 in the fourth quarter of 2023, US$3,000 invest in the second quarter of 2024 and another US$3,000 in the fourth quarter of 2024. The Company expects the first installment of investment to be completed by December 2022. This agreement supersedes the investment agreement signed on April 2, 2022. The Company has not received any money for this investment agreement till the filing date.

15.     SUBSEQUENT EVENTS (CONTINUED)

On September 25, 2022, the Company signed an investment agreement with Dr. Yu, who agreed to invest a total of US $10,000 in the Company in three installments: US $3,000 in the fourth quarter of 2022, US $3,000 in the third quarter of 2023 and US $4,000 in the third quarter of 2023. The purchase prices shall be 90% of the average closing share price of the first five trading days in (a) December 2022 for the first investment installment, (b) October 2023 and (c) February 2023. This agreement supersedes the investment agreement signed on April 7, 2022. The Company has not received any money for this investment agreement till the filing date.

On September 26, 2022, the Company signed investment agreements with nine third-party investors, who agreed to invest approximately US$3,700 in the Company at price of $0.1 per Class A ordinary share (36,729,613 Class A ordinary shares). The Company received approximately US$3,700 by November 30, 2022.

On October 3, 2022, the Company announced changes to its Board composition and management team. Mr. Haohan Xu was appointed as a director, Co-Chairperson of the Board and Co-Chief Executive Officer of the Company. Ms. Xiaoyu Li was appointed as a director and as Co-Chief Financial Officer of the Company. Mr. Tianruo (Robert) Pu was appointed as a director, Chairperson of the Audit Committee and member of the Compensation committee as well as the Nominating and Corporate Governance Committee. Mr. Zhigang (Frank) Zhao was appointed as a director, Chairperson of the Compensation Committee and member of the Audit Committee as well as the Nominating and Corporate Governance Committee. Mr. Honggang (Harvey) Tian was appointed as a director, chairperson of the nominating and corporate governance committee and member of the audit committee as well as compensation committee. In relation to the above appointments, each of Xing Pu, Ren Luo, Jianhua Shao and Guo Feng resigned as director and/or officers of the Company.

On October 12, 2022, the Company and Hunan Weitou Scientific Technology Co., Ltd. (“Weitou”) agreed to cancel the investment agreement signed on April 4, 2022, in which Weitou agreed to invest $3 million to the Company in exchange for 7,250,000 shares and provide a $3 million investment every six months during the 30 months after the first investment closed. The total investment was to be $15 million. The Company did not receive any money for this investment agreement.

On October 18, 2022, the Company announced that its Board authorized it to change the ratio of the Company’s ADSs to its Class A ordinary shares from one (1) ADS representing one (1) Class A ordinary share to one (1) ADS representing twenty (20) Class A ordinary shares. The change in the ADS ratio became effective on November 4, 2022. For the Company’s ADS holders, the change in the ADS ratio will have the same effect as a one-for-twenty reverse ADS split, with all fractional shares being redeemed.

On January 13, 2023, the Company received a Staff determination letter (the “Letter”) from the Listing Qualifications Department of The Nasdaq Stock Market LLC (“Nasdaq”) notifying the Company of the Staff’s determination to delist the Company’s securities from The Nasdaq Capital Market due to the Company’s failure to comply with the minimum $2.5 million stockholders’ equity requirement for continued listing on The Nasdaq Capital Market (the “Equity Rule”), unless the Company timely requests a hearing before a Nasdaq Hearings Panel (the “Panel”). The Company requested a hearing which automatically stayed any delisting or suspension action relating to the Company’s ADSs through the hearing and the expiration of any additional extension period granted by the Panel following the hearing. The Company completed a hearing with the Panel on March 9, 2023.

In December 2022 and January 2023, the Company signed definitive investment agreements with several third-party investors. The investors agreed to purchase 29,714,279 newly issued Class A ordinary shares (1,485,714 ADSs”) of the Company at a price of US$0.175 per ordinary share or US$3.50 per ADS (1:20 ADS-to-share ratio), for a total purchase price of approximately US$5.2 million. Concurrently, for each Class A ordinary share purchased, the investors will receive two warrants with each warrant to purchase one Class A ordinary share at an exercise price of US$0.21 per ordinary share (2,971,428 ADS an at exercise price of US$4.20 per ADS). The warrants will be exercisable for two (2) years from the date of issuance. The Company has received approximately $4.1 million by February 8, 2023.